Contingent liabilities and provision	9 Months Ended
Jul. 31, 2019
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Contingent liabilities and provision

Note 13.    Contingent liabilities and provision

Legal proceedings and other contingencies

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount within the range appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.

While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.

The provisions disclosed in Note 22 to the 2018 annual consolidated financial statements included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters.

CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.

CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.2 billion as at July 31, 2019. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages and interest. The matters underlying the estimated range as at July 31, 2019, consist of the significant legal matters disclosed in Note 22 to the 2018 annual consolidated financial statements as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.

The following developments related to our significant legal proceedings occurred since the issuance of our 2018 annual consolidated financial statements:

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Credit card class actions - Quebec Consumer Protection Act: The motion for class certification in Pilon was heard in April 2019. The court reserved its decision. In July 2019, the court approved the settlement in the Lamoureux, St. Pierre, and Corriveau class actions. The amount of the approved settlement for these actions remains at $4.25 million.

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Mortgage prepayment class actions: In February 2019, the court certified Jordan as a class action. CIBC’s motion for leave to appeal the certification decision in Jordan was denied in June 2019. Haroch and Lamarre have been consolidated. The motion for class certification in Haroch was heard in June 2019 and in July 2019, the court certified the matter as a class action against CIBC and CIBC Mortgages Inc. The appeal in Sherry was heard in April 2019. The court reserved its decision.

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Fire & Police Pension Association of Colorado v. Bank of Montreal, et al.: In March 2019, the court granted the defendants’ motion to dismiss. In April 2019, the plaintiff filed a notice of intent to appeal the decision. In July 2019, the plaintiff withdrew the case with prejudice.

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Credit card class actions - Interchange fees litigation: The trial in Watson which was scheduled for October 2019, has been adjourned to October 2020. In May 2019, the plaintiffs’ appeal of the certification decision in 9085-4886 Quebec Inc. was heard and in July 2019, the Quebec Court of Appeal allowed the plaintiffs’ appeal.

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York County on Behalf of the County of York Retirement Fund v. Rambo, et al.: In February 2019, a class action complaint was filed in the Northern District of California against the directors, certain officers and the underwriters of several senior note offerings of the Pacific Gas and Electric Company (“PG&E”) that took place between March 2016 and April 2018, the total issuance amount for the series of offerings being approximately US$4 billion. CIBC World Markets Corp. was part of the underwriting syndicate for an offering, whereby CIBC World Markets Corp. underwrote 6% of a US$650 million December 2016 issuance of senior notes. The offering involved the issuance of two tranches of notes: US$400 million of 30-year senior notes maturing in December 2046 and US$250 million of one-year floating rate notes that matured and were repaid in November 2017. The complaint alleges that the disclosure documentation associated with the note offerings contained misrepresentations and/or omissions of material facts, including with respect to PG&E’s failure to comply with various safety regulations, vegetation management programs and requirements, as well as understating the extent to which its equipment has allegedly caused multiple fires in California, including before the wildfires that occurred in California in 2017 and 2018.

•	Fresco v. Canadian Imperial Bank of Commerce: The plaintiff’s motion for summary judgment has been adjourned to December 2019.
•	Cerberus Capital Management L.P. v. CIBC: In December 2018, the appellate court affirmed the lower court’s denial of the plaintiffs’ motion for summary judgment.

Other than the items described above, there are no significant developments in the matters identified in Note 22 to our 2018 annual consolidated financial statements, and no new significant legal proceedings have arisen since the issuance of our 2018 annual consolidated financial statements.